Other Information (Schedule Of Other Income (Expense) (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Information [Abstract]
Foreign exchange gain (loss)									$ 15,554	$ 1,772	$ (3,018)
Debt modification expenses									0	(23,555)	0
Other									(6,450)	(197)	3,268
Total other income (expense), net	$ (7,211)	$ 2,617	$ 12,157	$ 1,541	$ (4,591)	$ 1,709	$ (18,098)	$ (1,000)	$ 9,104	$ (21,980)	$ 250